Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Instruments Tables Abstract
Schedule of fair value disclosure of lease liabilities

		Carrying amount				Fair value
December 31, 2021	Note	Mandatorily at FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		18,088	—	—	18,088	1,785	—	16,303	18,088
Derivative financial assets	25	7,866	—	—	7,866	—	—	7,866	7,866

		25,954	—	—	25,954

Financial assets not measured at fair value
Cash and cash equivalent		—	69,208	—	69,208	69,208	—	—	69,208
Loans receivable – current	4	—	65,397	—	65,397	—	65,397	—	65,397
Loans receivable – non-current	4	—	248	—	248	—	—	232	232
Other receivables		—	2,112	—	2,112	—	2,112	—	2,112

		—	136,965	—	136,965

Financial liabilities measured at fair value
Derivative financial liabilities	16	12,688	—	—	12,688	—	12,688	—	12,688

		12,688	—	—	12,688

Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	20,783	20,783	—	20,783	—	20,783
Credit facilities	13	—	—	44,983	44,983	—	44,983	—	44,983
Debentures	14	—	—	39,794	39,794	—	39,794	—	39,794

		—	—	105,560	105,560

		Carrying amount				Fair value
December 31, 2020	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		18,445	—	—	18,445	—	154	18,291	18,445

		18,445	—	—	18,445

Financial assets not measured at fair value
Cash and cash equivalent		—	12,119	—	12,119	12,119	—	—	12,119
Loans receivable – current	4	—	54,978	—	54,978	—	54,978	—	54,978
Loans receivable – non-current	4	—	1,135	—	1,135	—	—	1,064	1,064

		—	68,232	—	68,232

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	7,843	7,843	—	7,843	—	7,843
Credit facilities	9	—	—	37,644	37,644	—	37,644	—	37,644
Debentures	10	—	—	40,658	40,658	—	40,658	—	40,658
Convertible debentures	11	—	—	8,751	8,751	—	8,751	—	8,751

		—	—	94,896	94,896

Schedule of fair value measurements of investment portfolio
The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2021 and 2020 and classified as Level 3:

	December 31, 2021	December 31, 2020
Balance of Level 3 investments, opening	18,291	20,691
Additions	3,555	150
Disposal	(9,272)	—
Unrealized exchange loss	(90)	(247)
Realized gain on investment portfolio	4,120	—
Unrealized gain (loss) on investment portfolio	(301)	(2,303)

Balance of level 3 investments, end of period	16,303	18,291

For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

		Profit or loss
		Increase	Decrease
Investment portfolio:
December 31, 2021	Adjusted market multiple (5% movement)	920	(920)
December 31, 2020	Adjusted market multiple (5% movement)	937	(937)